Summary of Significant Accounting Policies (Tables)	3 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Schedule of Capital Structure

In accordance with ASC 505, Equity, the Company’s capital structure is as follows:

	September 30, 2019
	Authorized	Issued	Outstanding
Common stock	4,000,000,000	14,658,382	14,619,757	$.0001 par value, one vote per share

Preferred stock	200,000,000	-	-	$.0001 par value, one vote per share

Preferred stock - Class A	750,000	-	-	$.0001 par value; no voting rights

Preferred stock - Class B	1,000,000	-	-	Voting rights of 10 votes for 1 Preferred B share; 2% preferred dividend payable annually

Preferred stock - Class C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock

	June 30, 2019
	Authorized	Issued	Outstanding
Common stock	4,000,000,000	11,318,901	11,280,276	$.0001 par value, one vote per share

Preferred stock	200,000,000	-	-	$.0001 par value, one vote per share

Preferred stock - Class A	750,000	-	-	$.0001 par value; no voting rights

Preferred stock - Class B	1,000,000	-	-	Voting rights of 10 votes for 1 Preferred B share; 2% preferred dividend payable annually

Preferred stock - Class C	9,000,000	-	-	$.0001 par value; 500 votes per share, convertible to common stock

Schedule of Useful lives of Property and Equipment

Property and equipment at September 30, 2019 and June 30, 2019 and the estimated useful lives used in computing depreciation, are as follows:

Furniture and fixtures	2-5 years
Equipment	5 years
Vehicles	5 years

Schedule of Intangible Assets
September 30, 2019
Cost
Finite-lived assets:
Customer list	$ 881,000
Chinese vendor from Interlock	479,000
Noncompete agreement	1,600,000
$ 2,960,000